Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables present financial information by business segment for the periods indicated:

	Three Months Ended June 30, 2016
	Mortgage Originations	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$20	$7	$49	$1	$77
Net gain on loan sales	87	—	3	—	90
Representation and warranty benefit	4	—	—	—	4
Other noninterest income	9	13	6	6	34
Total net interest income and noninterest income	120	20	58	7	205
(Provision) benefit for loan losses	—	—	3	—	3
Asset resolution	—	(1)	—	—	(1)
Depreciation and amortization expense	(1)	(1)	(2)	(4)	(8)
Other noninterest expense	(61)	(21)	(45)	(3)	(130)
Total noninterest expense	(62)	(23)	(47)	(7)	(139)
Income (loss) before income taxes	58	(3)	14	—	69
Provision for income taxes	—	—	—	22	22
Net income (loss)	$58	$(3)	$14	$(22)	$47
Intersegment revenue	$1	$6	$—	$(7)	$—

Average balances
Loans held-for-sale	$2,828	$—	$56	$—	$2,884
Loans with government guarantees	—	444	—	—	444
Loans held-for-investment	3	—	5,566	—	5,569
Total assets	3,471	678	5,653	3,636	13,438
Deposits	—	1,558	7,073	—	8,631

	Three Months Ended June 30, 2015
	Mortgage Originations	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$19	$4	$42	$8	$73
Net gain on loan sales	87	—	(4)	—	83
Representation and warranty benefit	5	—	—	—	5
Other noninterest income	24	14	1	(1)	38
Total net interest income and noninterest income	135	18	39	7	199
(Provision) benefit for loan losses	—	—	13	—	13
Asset resolution	—	(5)	—	—	(5)
Depreciation and amortization expense	—	—	(2)	(3)	(5)
Other noninterest expense	(61)	(28)	(37)	(2)	(128)
Total noninterest expense	(61)	(33)	(39)	(5)	(138)
Income (loss) before income taxes	74	(15)	13	2	74
Provision for income taxes	—	—	—	28	28
Net income (loss)	$74	$(15)	$13	$(26)	$46
Intersegment revenue	$12	$(2)	$(5)	$(5)	$—

Average balances
Loans held-for-sale	$2,173	$—	$45	$—	$2,218
Loans with government guarantees	—	630	—	—	630
Loans held-for-investment	2	—	4,831	105	4,938
Total assets	2,628	986	4,803	3,394	11,811
Deposits	—	1,128	6,608	—	7,736

	Six Months Ended June 30, 2016
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$40	$13	$96	$7	$156
Net gain (loss) on loan sales	156	—	9	—	165
Representation and warranty benefit	6	—	—	—	6
Other noninterest income (loss)	13	26	13	10	62
Total net interest income and noninterest income	215	39	118	17	389
(Provision) benefit for loan losses	—	—	16	—	16
Asset resolution	—	(4)	—	—	(4)
Depreciation and amortization expense	(2)	(2)	(4)	(7)	(15)
Other noninterest expense	(118)	(45)	(88)	(6)	(257)
Total noninterest expense	(120)	(51)	(92)	(13)	(276)
Income (loss) before income taxes	95	(12)	42	4	129
Provision for income taxes	—	—	—	43	43
Net income (loss)	$95	$(12)	$42	$(39)	$86
Intersegment revenue	$2	$11	$(1)	$(12)	$—

Average balances
Loans held-for-sale	$2,780	$—	$117	$—	$2,897
Loans with government guarantees	—	460	—	—	460
Loans held-for-investment	7	—	5,611	—	5,618
Total assets	3,409	703	5,745	3,634	13,491
Deposits	—	1,357	6,984	—	8,341

	Six Months Ended June 30, 2015
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$34	$7	$81	$16	$138
Net gain (loss) on loan sales	183	—	(9)	—	174
Representation and warranty benefit	7	—	—	—	7
Other noninterest income	34	27	8	(5)	64
Total net interest income and noninterest income	258	34	80	11	383
(Provision) benefit for loan losses	—	—	17	—	17
Asset resolution	—	(12)	(1)	—	(13)
Depreciation and amortization expense	(1)	(1)	(3)	(6)	(11)
Other noninterest expense	(118)	(53)	(77)	(4)	(252)
Total noninterest expense	(119)	(66)	(81)	(10)	(276)
Income (loss) before income taxes	139	(32)	16	1	124
Benefit for income taxes	—	—	—	46	46
Net income (loss)	$139	$(32)	$16	$(45)	$78
Intersegment revenue	$19	$1	$(10)	$(10)	$—

Average balances
Loans held-for-sale	$1,988	$—	$43	$—	$2,031
Loans with government guarantees	—	747	—	—	747
Loans held-for-investment	2	—	4,500	115	4,617
Total assets	2,477	1,077	4,457	3,325	11,336
Deposits	—	1,038	6,515	—	7,553

The following tables present financial information by business segment for the periods indicated.

	Year Ended December 31, 2015
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$72	$13	$171	$31	$287
Net gain (loss) on loan sales	303	—	(15)	—	288
Representation and warranty benefit	19	—	—	—	19
Other noninterest income	78	56	25	4	163
Total net interest income and noninterest income	472	69	181	35	757
Benefit for loan losses	—	—	19	—	19
Asset resolution	(1)	(13)	(1)	—	(15)
Depreciation and amortization expense	(3)	(3)	(6)	(12)	(24)
Other noninterest expense	(228)	(107)	(153)	(9)	(497)
Total noninterest expense	(232)	(123)	(160)	(21)	(536)
Income (loss) before income taxes	240	(54)	40	14	240
Provision for income taxes	—	—	—	82	82
Net income (loss)	$240	$(54)	$40	$(68)	$158
Intersegment revenue	$10	$17	$(15)	$(12)	$—

Average balances
Loans held-for-sale	$2,148	$—	$40	$—	$2,188
Loans with government guarantees	—	633	—	—	633
Loans held-for-investment	4	—	4,986	86	5,076
Total assets	2,661	944	4,972	3,379	11,956
Deposits	—	1,203	6,674	—	7,877

	Year Ended December 31, 2014
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$56	$20	$150	$21	$247
Net gain (loss) on loan sales	209	—	(3)	—	206
Representation and warranty (provision) benefit	(10)	—	—	—	(10)
Other noninterest income	70	58	22	15	165
Total net interest income and noninterest income	325	78	169	36	608
Provision for loan losses	—	—	(132)	—	(132)
Asset resolution	(3)	(50)	(4)	—	(57)
Depreciation and amortization expense	(1)	(6)	(5)	(12)	(24)
Other noninterest expense	(206)	(123)	(158)	(11)	(498)
Total noninterest expense	(210)	(179)	(167)	(23)	(579)
Income (loss) before income taxes	115	(101)	(130)	13	(103)
Benefit for income taxes	—	—	—	(34)	(34)
Net income (loss)	$115	$(101)	$(130)	$47	$(69)
Intersegment revenue	$(2)	$18	$(3)	$(13)	$—

Average balances
Loans held-for-sale	$1,472	$20	$62	$—	$1,554
Loans with government guarantees	—	1,216	—	—	1,216
Loans held-for-investment	1	—	3,975	146	4,122
Total assets	1,630	1,349	3,943	2,964	9,886
Deposits	—	750	5,984	—	6,734

	Year Ended December 31, 2013
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income (loss)	$74	$32	$160	$(80)	$186
Net gain (loss) on loan sales	401	—	1	—	402
Representation and warranty provision	(36)	—	—	—	(36)
Other noninterest income	149	62	27	49	287
Total net interest income and noninterest income	588	94	188	(31)	839
Provision for loan losses	—	—	(70)	—	(70)
Asset resolution	(6)	(55)	9	—	(52)
Depreciation and amortization expense	(1)	(6)	(4)	(12)	(23)
Other noninterest expense	(351)	(113)	(186)	(193)	(843)
Total noninterest expense	(358)	(174)	(181)	(205)	(918)
Income (loss) before income taxes	230	(80)	(63)	(236)	(149)
Benefit for income taxes	—	—	—	(416)	(416)
Net income (loss)	$230	$(80)	$(63)	$180	$267
Intersegment revenue	$(32)	$51	$3	$(22)	$—

Average balances
Loans held-for-sale	$2,312	$49	$187	$—	$2,548
Loans with government guarantees	12	1,465	—	—	1,477
Loans held-for-investment	—	—	4,325	86	4,411
Total assets	3,277	1,699	4,509	3,070	12,555
Deposits	—	837	6,529	7	7,373